Employee benefit plans (Amounts Recognized in Accumulated Other Comprehensive Income (Loss)) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2018	Mar. 31, 2017
Japan
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss	¥ (248,791)	¥ (288,126)
Prior service costs	32,812	36,980
Net transition obligation	0	0
Net amount recognized	(215,979)	(251,146)
Foreign Plans
Schedule of Pension and Other Postretirement Benefits Recognized in Accumulated Other Comprehensive Income (Loss) [Line Items]
Net actuarial loss	(119,407)	(116,700)
Prior service costs	(1,826)	(2,151)
Net transition obligation	0	0
Net amount recognized	¥ (121,233)	¥ (118,851)